Related Party Disclosures (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 21, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Affiliated Entity | Master Services Agreement
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 17,000	$ 5,000	$ 5,000	$ 1,300,000
Due to related parties		17,000	5,000	17,000	1,200,000
Affiliated Entity | Intercompany Services Agreement
Related Party Transaction [Line Items]
Revenue from related parties		100,000	200,000	700,000	500,000
Due from related parties		$ 100,000	$ 800,000	$ 200,000	$ 500,000
VIE, Primary Beneficiary | Kalyra Pharmaceuticals, Inc.
Related Party Transaction [Line Items]
Share price (in dollars per share)	$ 0.26
Cash payments to acquire interest	$ 4,500,000
VIE, Primary Beneficiary | Series B Preferred Units | Kalyra Pharmaceuticals, Inc.
Related Party Transaction [Line Items]
Number of shares acquired (in shares)	17,307,692